Accrued Liabilities and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities and Other Current Liabilities

	December 31,
	2018	2019
	RMB	RMB
Revenue sharing fees	567,497	817,792
Salaries and welfare	88,713	251,914
Bandwidth costs	76,028	167,793
Marketing and promotion expenses	39,434	61,210
License fees	17,993	48,138
Deposits from content providers, suppliers and advertising customers	25,615	47,386
Other taxes payable	15,874	40,349
Others	21,617	25,443

Total	852,771	1,460,025